Expense Example ((WFA Asset Allocation Fund), USD $)	0 Months Ended
Feb. 01, 2013
(Administrator) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	$ 123
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	682
Expense Example, with Redemption, 10 Years	1,508
(Class R) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	169
Expense Example, with Redemption, 3 Years	523
Expense Example, with Redemption, 5 Years	902
Expense Example, with Redemption, 10 Years	1,965
(Retail) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	710
Expense Example, with Redemption, 3 Years	996
Expense Example, with Redemption, 5 Years	1,302
Expense Example, with Redemption, 10 Years	2,169
(Retail) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	719
Expense Example, with Redemption, 3 Years	976
Expense Example, with Redemption, 5 Years	1,359
Expense Example, with Redemption, 10 Years	2,213
(Retail) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	319
Expense Example, with Redemption, 3 Years	676
Expense Example, with Redemption, 5 Years	1,159
Expense Example, with Redemption, 10 Years	2,493
(Institutional) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	$ 1,201